SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION OF OPERATING LEASE (Details)	Mar. 31, 2026
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	5.01%
Weight average remaining lease term (years)	2 years 1 month 13 days